SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 20 – SUBSEQUENT EVENTS
Pending Sale of 2degrees:
On March 15, 2022, the sale of 2degrees to Voyage Digital (NZ) Limited (“Voyage Digital”) was approved by special resolution at a meeting of our shareholders. We anticipate that closing of the sale will take place in the second quarter of 2022. Under the terms of the purchase agreement, Voyage Digital will acquire all of the equity interests in 2degrees. On a cash free debt free basis, the purchase price for
100% of the 2degrees shares (including employee options that will convert into shares in connection with the sale) represents an equity value of
$1.315

billion NZD, subject to potential adjustments at closing for specific costs or payments by 2degrees between signing and closing. At the closing of the sale of 2deg
r
ees, after settlement of 2degrees’ options and reductions for certain costs, the Company expects to receive approximately
$930 million NZD. At an assumed NZD to USD exchange rate of 0.67, these proceeds would equal approximately $625 million, inclusive of an escrow amount of approximately $15 million that will be held in a trust account maintained by Voyage Digital’s solicitors for one year following the closing date of the sale. In addition to final regulatory approval, which is expected to be received in the second quarter of 2022 in the ordinary course, the closing of the transaction is subject to the receipt of certain third-party consents as well as other customary conditions, all of which are expected to be satisfied.
In connection with the shareholder approval of the 2degrees sale, the Company will complete an evaluation regarding classifying our 2degrees business as held for sale and will assess related discontinued operations topics pursuant to ASC 205-20 “Presentation of Financial Statements – Discontinued Operations”, with our reporting for the first quarter of 2022. The Company will additionally assess any requirement to record severance or other compensation items related to the transaction which, if recorded, could be material.
The Company entered into a forward exchange contract in March 2022 to mitigate exposure to fluctuations in the NZD to USD exchange rate for a portion of the proceeds we expect to receive from the sale of 2degrees. The forward exchange contract has a notional amount equal to $
450
 million, which approximates the amount of the USD denominated debt related obligations of TISP that will be paid upon closing, and a maturity date of
June 30, 2022
. The foreign exchange rate was priced inclusive of a deal contingent feature such that if the 2degrees sale transaction does not close, the hedge contract will expire and terminate.

Bridge Loans:
In order to fund its operations, pending the closing of the sale of 2degrees, the Company entered into short-term loan agreements in January 2022 with three of its principal shareholders totaling up to
$10
million in commitments (the “Bridge Loans”). The Bridge Loans are unsecured and accrue interest at the rate of 13.5%
per annum, payable on May 16, 2022, November 15, 2022, and the maturity date, provided that the Company may elect not to pay interest on any of such dates prior to the
maturity date, in which case all accrued but unpaid interest will be added to the outstanding principal amount of the Bridge Loans. The Bridge Loans mature on the earlier of
May 15, 2023
, or the date of a change of control of the Company. The closing of the sale of 2degrees to Voyage Digital would constitute a change of control as defined under the terms of the Bridge Loans. In the first quarter of 2022, $
10.0
million was received by the Company under the terms of the Bridge Loans.
Pending NuevaTel Transaction:
On March 28, 2022, the Company entered into an agreement to transfer to Balesia Technologies, Inc. (“Balesia”) certain wholly owned subsidiaries that collectively hold a majority of the equity interests in NuevaTel. Closing is subject to Bolivian regulatory approval, unless such condition is waived by Balesia. The purchase and sale agreement carries a nominal purchase price and there is no certainty that the transaction will close. The Company will assess the accounting and reporting impact resulting from entering into the agreement in connection with the Company’s report for the first quarter of 2022.